INCOME TAX EXPENSE AND DEFERRED TAXES - Income tax expense (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAX EXPENSE AND DEFERRED TAXES
Current income tax expense	$ (63,245,293)	$ (45,614,890)	$ (55,522,189)
Current tax adjustment previous period	311,931	2,284,477	735,907
Foreign dividends tax withholding expense	(11,129,734)	(2,877,817)	(6,987,142)
Other current tax expense (income)		114,130	47,569
Current income tax expense	(74,063,096)	(46,094,100)	(61,725,855)
Expense (income) for the creation and reversal of temporary differences of deferred tax and others	(30,281,542)	(83,220)	6,820,456
Expense (income) for deferred taxes	(30,281,542)	(83,220)	6,820,456
Total income tax expense	$ (104,344,638)	$ (46,177,320)	$ (54,905,399)